REVERSE ACQUISITION (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019	Aug. 09, 2018
Allocated as follows:
Restricted cash		$ 672,663
Liabilities	$ (3,054,664)	$ (8,319,156)
Leading Brands Inc [Member]
Cost of acquisition:
Shares retained by public company shareholders- 560,410 shares at US$5.85 x 1.3047			$ 4,277,319
Fair value of stock options			96,303
Total			4,373,622
Allocated as follows:
Cash			4,769
Restricted cash			574,510
Prepaid expenses			37,132
Receivables			124,561
Liabilities			(497,907)
Total			243,065
Allocated to listing expense			4,130,557
Total			$ 4,373,622